Document and Entity Information	Aug. 30, 2019
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2018
Entity Registrant Name	ADVISORS' INNER CIRCLE FUND
Entity Central Index Key	0000878719
Entity Inv Company Type	N-1A
Amendment Flag	false
Trading Symbol	AIC
Document Creation Date	Aug. 30, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Mar. 01, 2019